PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT [Text Block]
5.	PROPERTY AND EQUIPMENT

	2011
		Accumulated	Net Book Value
	Cost	Amortization

Computer hardware	$38,713	$8,336	$30,377
Computer software	1,324	543	781
Office furniture	14,511	1,716	12,795
Equipment	11,929	3,075	8,854
Leasehold improvements	47,628	14,009	33,619

	$114,105	$27,679	$86,426

	2010
		Accumulated	Net Book
	Cost	Amortization	Value

Computer hardware	$10,799	$45	$10,754
Computer software	1,082	449	633
Office furniture	468	19	449
Equipment	5,410	-	5,410
Leasehold improvements	25,098	-	25,098

	$42,857	$513	$42,344